SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS
Net income/(loss)	¥ 1,032,984	$ 162,098	¥ (692,748)	¥ 1,155,611
Reportable Legal Entities | Parent Company
SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS
Operating expenses	(39,311)	(6,169)	(31,359)	(62,789)
Interest income	2,399	377	665	5,280
Non-operating income, net	(1)		1,041	795
Share of income/(loss) of its subsidiaries and the consolidated VIEs	1,069,897	167,890	(663,095)	1,212,325
Net income/(loss)	¥ 1,032,984	$ 162,098	¥ (692,748)	¥ 1,155,611